Inventory	6 Months Ended
Mar. 31, 2024
Inventory [Abstract]
Inventory	Note 6 — Inventory Inventory consists of the following:
	March 31, 2024	September 30, 2023
Raw materials	$183	$265
Finished goods	178	54
Total inventory	$361	$319